BUSINESS COMBINATION (Tables)	6 Months Ended	9 Months Ended
	Jun. 30, 2022	Sep. 30, 2022
BUSINESS COMBINATION
Summary of fair value of assets acquired and liabilities assumed

	Camelot
	RMB	US$
Total fair value of purchase consideration	5,290,553	789,859
Less:
Cash and cash equivalents	618,439	92,331
Restricted cash	1,126	168
Accounts receivable and other assets	940,511	140,415
Property and equipment, net	13,792	2,059
Intangible assets:
Customer relationship	620,100	92,578
Trademarks	474,000	70,766
Copyrights	34,100	5,091
Deferred tax assets	54,419	8,125
Deferred tax liabilities	(268,490)	(40,085)
Accounts payable and other liabilities	(871,903)	(130,172)
Non-controlling interests	(882,451)	(131,746)
Goodwill	4,556,910	680,329

	Camelot
	RMB	US$
Total fair value of purchase consideration	5,290,553	743,734
Less:
Cash and cash equivalents	618,439	86,939
Restricted cash	1,126	158
Accounts receivable and other assets	940,511	132,215
Property and equipment, net	13,792	1,939
Intangible assets:
Customer relationship	620,100	87,172
Trademarks	474,000	66,634
Copyrights	34,100	4,794
Deferred tax assets	54,419	7,650
Deferred tax liabilities	(268,490)	(37,744)
Accounts payable and other liabilities	(871,903)	(122,570)
Non-controlling interests	(882,451)	(124,053)
Goodwill	4,556,910	640,600